STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities
Net income (loss)	$ 72,041	$ 4,716,401
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(820,440)	(6,099,658)
Changes in assets and liabilities
Other assets	61,538	(47,900)
Accounts payable and accrued expenses	(82,800)	3,700
Accounts payable - affiliates	(370,629)	255,219
Net cash used in operating activities	(1,140,290)	(1,172,238)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	818,656	6,086,120
Net cash provided by investing activities	818,656	6,086,120
Cash flows from financing activities
Distributions to partners	(261,830)	(1,500,000)
Net cash used in financing activity	(261,830)	(1,500,000)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(583,464)	3,413,882
Cash and cash equivalents, beginning	5,463,659	2,049,777
Cash and cash equivalents, end	4,880,195	5,463,659
Series Fifteen [Member]
Cash flows from operating activities
Net income (loss)	133,226	(105,519)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(325,050)	(129,038)
Changes in assets and liabilities
Other assets	69,038	(16,900)
Accounts payable and accrued expenses	(37,500)	2,400
Accounts payable - affiliates	(265,407)	191,525
Net cash used in operating activities	(425,693)	(57,532)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	325,050	78,000
Net cash provided by investing activities	325,050	78,000
Cash flows from financing activities
Distributions to partners	0	0
Net cash used in financing activity	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(100,643)	20,468
Cash and cash equivalents, beginning	299,446	278,978
Cash and cash equivalents, end	198,803	299,446
Series Sixteen [Member]
Cash flows from operating activities
Net income (loss)	(166,198)	(271,999)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(148,294)	(204,525)
Changes in assets and liabilities
Other assets	2,500	0
Accounts payable and accrued expenses	(7,500)	12,500
Accounts payable - affiliates	116,741	259,748
Net cash used in operating activities	(202,751)	(204,276)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	146,510	204,525
Net cash provided by investing activities	146,510	204,525
Cash flows from financing activities
Distributions to partners	0	0
Net cash used in financing activity	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(56,241)	249
Cash and cash equivalents, beginning	416,806	416,557
Cash and cash equivalents, end	360,565	416,806
Series Seventeen [Member]
Cash flows from operating activities
Net income (loss)	(25,508)	457,716
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(247,646)	(819,215)
Changes in assets and liabilities
Other assets	0	(33,200)
Accounts payable and accrued expenses	(30,000)	36,000
Accounts payable - affiliates	71,531	(368,641)
Net cash used in operating activities	(231,623)	(727,340)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	247,646	856,715
Net cash provided by investing activities	247,646	856,715
Cash flows from financing activities
Distributions to partners	0	0
Net cash used in financing activity	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	16,023	129,375
Cash and cash equivalents, beginning	328,413	199,038
Cash and cash equivalents, end	344,436	328,413
Series Eighteen [Member]
Cash flows from operating activities
Net income (loss)	169,974	(211,851)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	(10,000)	0
Accounts payable and accrued expenses	5,000	(15,000)
Accounts payable - affiliates	(293,494)	172,587
Net cash used in operating activities	(128,520)	(54,264)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions to partners	0	0
Net cash used in financing activity	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(128,520)	(54,264)
Cash and cash equivalents, beginning	293,045	347,309
Cash and cash equivalents, end	164,525	293,045
Series Nineteen [Member]
Cash flows from operating activities
Net income (loss)	(39,453)	4,848,054
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(99,450)	(4,946,880)
Changes in assets and liabilities
Other assets	0	2,200
Accounts payable and accrued expenses	(12,800)	(32,200)
Accounts payable - affiliates	0	0
Net cash used in operating activities	(151,703)	(128,826)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	99,450	4,946,880
Net cash provided by investing activities	99,450	4,946,880
Cash flows from financing activities
Distributions to partners	(261,830)	(1,500,000)
Net cash used in financing activity	(261,830)	(1,500,000)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(314,083)	3,318,054
Cash and cash equivalents, beginning	4,125,949	807,895
Cash and cash equivalents, end	$ 3,811,866	$ 4,125,949